CECL (Details 15)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2022
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Number of Macroeconomic Scenarios	3		3
Scenario, Macroeconomic scenario, Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	30.00%	40.00%
Scenario, Macroeconomic scenario, Downside [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			2.30%	1.40%
Scenario, Macroeconomic scenario, Downside [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			2.30%	0.10%
Scenario, Macroeconomic scenario, Downside [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			4.80%	1.40%
Scenario, Macroeconomic scenario, Downside [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			4.80%	3.00%
Scenario, Macroeconomic scenario, Downside [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			7.20%	2.60%
Scenario, Macroeconomic scenario, Baseline [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	60.00%	50.00%
Scenario, Macroeconomic scenario, Upside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	10.00%	10.00%
Scenario, Macroeconomic scenario, Upside [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			4.20%	4.90%
Scenario, Macroeconomic scenario, Upside [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			3.90%	2.70%
Scenario, Macroeconomic scenario, Upside [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			7.30%	3.80%
Scenario, Macroeconomic scenario, Upside [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			7.00%	7.30%
Scenario, Macroeconomic scenario, Upside [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			10.80%	5.20%